- COMMON STOCK AND PREFERRED STOCK	6 Months Ended
Jun. 30, 2015
- COMMON STOCK AND PREFERRED STOCK [Abstract]
- COMMON STOCK AND PREFERRED STOCK

NOTE 7 - COMMON STOCK AND PREFERRED STOCK

In the quarter ended March 31, 2015, 625,000,000 shares of common stock were issued in exchange for $62,500 of a related party convertible promissory note.

In 2014, 3,499,064,577 common shares were issued for $354,344 in principal and $9,084 in interest on the conversion of convertible notes.